Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000247041
Shareholder Report [Line Items]
Fund Name	Swan Enhanced Dividend Income ETF
Trading Symbol	SCLZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Enhanced Dividend Income ETF for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/. You can also request this information by contacting us at 1-877-383-7259
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-383-7259
Additional Information Website	https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Enhanced Dividend Income ETF	$41	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: the Fund completed its first full year of operations in 2025 and is nearing the two-year anniversary of its inception (February 26, 2024). Over the last six months of 2025 the Fund had a return of 7.8% vs. the 10.3% return of the Cboe S&P 500 BuyWrite Index (BXM). For the full year, the Fund returned 10.9% vs. the 8.9% return for the BXM.

During the second half of the year, the Fund switched from a quarterly distribution schedule to monthly distributions. The Fund also increased its distribution to an annual rate of around 8% and lowered its expense ratio.

Core Equity: in 2025, the Fund switched its equity portfolio of 50 stocks to be more aligned with the S&P 500 index. Previously, the Fund’s equity portfolio was based upon an index created by an outside provider and had more of a “growth at a reasonable price” philosophy. A consequence of this previous portfolio was that there were sector over- or underweights that led to periods of dispersion relative to the S&P 500. The sub-adviser believes that aligning the sectors and factor weights to the S&P 500 reduces basis risk. This process was completed over the summer of 2025 and was more or less completed by the end of the third quarter. The price appreciation of the stocks in the Fund’s portfolio was 10.8% during the second half of the year.

Dividends: the Fund seeks to generate a portion of its distributions via equity dividends. Between July 1st and December 31st, 2025, the Fund’s dividends generated 51 basis points of return.

Call Writing: the Fund also seeks to collect and distribute premium from the writing of call options on its individual stock positions. Options on individual stocks tend to have higher premiums than options on broad indices. Also, writing options on individual stocks allows more freedom and flexibility for the portfolio managers to selectively write options during times when management believes the risk/return characteristics are more favorable. During a strong bull market like 2025, call writing tends to be defensive in nature. During the latter half of 2025, the call writing component of the Fund had a -2.8% return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Enhanced Dividend Income ETF - NAV	CBOE S&P 500® BuyWrite Index	S&P 500® Index
02/26/24	$10,000	$10,000	$10,000
03/31/24	$10,194	$10,263	$10,380
06/30/24	$10,354	$10,415	$10,824
09/30/24	$11,097	$10,992	$11,461
12/31/24	$11,184	$11,628	$11,737
03/31/25	$11,131	$11,269	$11,236
06/30/25	$11,507	$11,482	$12,466
09/30/25	$12,082	$11,888	$13,478
12/31/25	$12,405	$12,664	$13,836

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (February 26, 2024)
Swan Enhanced Dividend Income ETF - NAV	7.80%	10.92%	12.38%
CBOE S&P 500® BuyWrite Index	10.29%	8.91%	13.65%
S&P 500® Index	11.00%	17.88%	19.22%

Performance Inception Date	Feb. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,399,189
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 55,126
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,399,189
Number of Portfolio Holdings	108
Advisory Fee	$55,126
Portfolio Turnover	57%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Money Market Funds	2.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity Option	-2.4%
Materials	1.7%
Real Estate	1.8%
Utilities	2.2%
Money Market Funds	2.8%
Energy	2.9%
Consumer Staples	4.7%
Industrials	5.8%
Financials	9.0%
Health Care	9.7%
Consumer Discretionary	10.2%
Communications	11.9%
Technology	39.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.7%
NVIDIA Corporation	5.7%
Microsoft Corporation	5.3%
Alphabet, Inc., Class A	4.9%
Eli Lilly & Company	4.2%
Meta Platforms, Inc., Class A	4.2%
Broadcom, Inc.	3.9%
Amazon.com, Inc.	3.9%
JPMorgan Chase & Company	3.7%
First American Government Obligations Fund, Class X	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated November 1, 2025 at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/ or 1-877-383-7259.

Effective July 1, 2025, the distribution frequency of dividends changed from quarterly to monthly.

[1]	Annualized